COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 9 - COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of June 30, 2018, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations.

Operating Leases

The Company conducts its operations from an office located in Chicago, Illinois for which beginning in January 2015, the monthly rent expense is $709, which has been paid through December 31, 2017. The lease expired as of May 31, 2017, however, the Company has negotiated and entered into a two-year amendment to that lease that commenced as of June 1, 2017 through May 31, 2019. The monthly rate from June 1, 2017 through May 31, 2018 is $709 per month and increases to $730 per month from June 1, 2018 through May 31, 2019. Rent expense for the three and six months ended June 30, 2018 was $2,147 and $4,272, respectively. Rent expense for the three and six months ended June 30, 2017, was $2,126 and $4,251, respectively.

The offices of Amplerissimo are located a t 9, Vasili, Michaelidi Street, 3026, Limassol, Cyprus. The Company had a one-year lease which commenced on July 29, 2013 and was last renewed through July 2018, at the rate of €110 ($124) per month. Rent expense for the three and six months ended June 30, 2018 was €330 ($399) and €660 ($799), respectively. Rent expense for the three and six months ended June 30, 2017 was €330 ($358) and €660 ($715), respectively

The offices of SkyPharm are located at 5, Agiou Georgiou Street 57001, Pylaia, Thessaloniki, Greece. The Company has a six-year lease that commenced on September 1, 2014 at the rate of €4,325 ($4,802) per month. In December 2015, the lease was revised to include an additional rental of the first floor at a rate of €800 ($886) per month. The lease was further revised in March 2016 to include another additional rental of the first floor at a rate of €800 ($886) per month beginning in May 2016. On May 30, 2016, the lease was revised again to include an additional rental of space at a rate of €1,825 ($2,021) per month beginning in June 2016. On March 23, 2017, SkyPharm entered into an additional three-year lease at a rate of €1,250 per month that commenced May 2017. As a result, the total monthly lease amount is now €7,750 ($8,758) per month. Rent expense for the three and six months ended June 30, 2018 was €27,000 ($32,684) and €54,000 ($65,367) respectively. Rent expense for the three and six months ended June 30, 2017 was €23,250 ($25,198) and €46,500 ($50,397), respectively.

The offices of Decahedron are located at Unit 11, Spire Greene Centre, Flex Meadow, Harlow, CM19 5TR, Essex, U.K., for which we pay approximately ₤1,908 ($2,470) per month, under an amendment to a lease dated October 25, 2011, which commenced on October 25, 2016 and expires on October 24, 2021. Rent expense for the six months ended June 30, 2018 and from the date of acquisition through June 30, 2017 was ₤11,450 ($15,753) and ₤9,542 ($12,076), respectively.

Future minimum operating lease commitments consisted of the following at June 30, 2018:

Years Ended December 31,	Amount (USD)
Remainder 2018	$82,659
2019	$160,034
2020	$72,281
2021	$25,191
2022	$-
Thereafter	$-
Total	$340,165

Intellectual Property Sale Agreement

On October 1, 2016, the Company entered into an Intellectual Property Sale Agreement with Anastasios Tsekas and Olga Parthenea Georgatsou (the “IPSA”) for the purchase of certain intellectual property rights relating to proprietary pharmaceutical formulas and any related technical information arising or related thereto (the “Intellectual Property”). The IPSA provides that the sellers shall be entitled to an aggregate of 200,000 shares of common stock of the Company, none of which have been issued to date, and issuable as follows in equal parts to each seller:

•	50,000 shares upon the successful conclusion of Preclinical Trials.

•	50,000 shares upon the conclusion of Phase I testing.

•	50,000 shares upon the conclusion of Phase II testing.

•	50,000 shares upon the conclusion of Phase III testing.

The Company has agreed to pay Anastasios Tsekas €1,500 per month until the first issuance of the shares referenced above. The Company has also agreed that in the event the Company disposes of the Intellectual Property prior to the periods referenced above, the sellers shall be entitled to the issuance of all the shares referenced above. The Company is in the process of locating a suitable lab to conduct the Preclincal trial phase, which has not yet begun as of the date of filing.

Letter of Intent

On June 21, 2017, the Company signed a Letter of Intent (LOI) to acquire the outstanding shares of CC Pharma GmbH, a leading re-importer of EU pharmaceuticals to Germany. Under the terms of the LOI, Cosmos Holdings holds the exclusive right to complete its due diligence process and complete the transaction by October 31, 2017. In connection with the non-binding LOI, the Company is required to pay a non-refundable fee of €400,000 ($454,800) to the shareholders of CC Pharma GmbH in connection with the costs of due diligence and the exclusive right to negotiate the terms of the definitive agreements. On July 6, 2017, the Company paid the €400,000 ($454,800) to CC Pharma GmbH and the Company has recorded an expense of €400,000 ($454,800) for the year ended December 31, 2017.The Company recorded an additional $100,000 in due diligence fees in the six months ended June 30, 2018. The Company did not enter into any definitive agreements by June 30, 2018 and is currently negotiating with CC Pharma for an extension. The Company makes no assurances that the parties will enter into any definitive agreements in the future.

Placement Agreement

On August 8, 2017, the Company entered into an agreement with a third-party placement agent (the “Agent”) who will serve as the Company’s exclusive placement agent or sole book running manager with respect to any offerings of equity or equity-linked securities as well as any debt offering with the two organizations named in the agreement (the “Offering”) for a period of 120 days. In the event that an Offering is agreed upon by the Agent and the Company, the Company shall provide payment as follows: (1) a cash commission of 6% of the total gross proceeds for two named investors (2) a cash commission of 4% of total gross proceeds from five named investors and (3) excluding the five named investors in “(2)” a cash commission equal to 8% of the total gross proceeds from the Offering and the issuance to the Agent or its designees of warrants covering 8% of the shares of common stock issued or issuable by the Company in the Offering. Additionally, the Agent will receive a cash fee of 8% payable within 5 business days, but only in the event of, the receipt by the Company of any cash proceeds from the exercise of any warrants with an expiration equal to or less than 24 months sold in the Offering. In connection with the Company’s November 16, 2017 Note offering, the Agent received a cash commission of $240,000, equal to eight (8%) percent of the total gross proceeds of the offering and the issuance of five-year warrants to purchase eight (8%) percent of the shares of Common Stock issued or issuable in the offering (excluding shares of Common Stock issuable upon exercise of any Warrants issued to investors, or 53,600 shares); however, will receive eight (8%) percent of any cash proceeds received from the exercise of any Warrants sold in the offering with an expiration equal to or less than twenty-four (24) months. The Warrants are exercisable six (6) months after the date of issuance, or as of May 16, 2018.

Advisory Agreement

On April 18, 2018, SkyPharm S.A. entered into a ten-year Advisory Agreement with Synthesis Management Limited (the “Advisor”). The Advisor was retained to assist SkyPharm to secure corporate finance capital. The Advisor shall be paid €104,000 per year during the ten-year term.

Stock Purchase Agreement

On June 23, 2018, the Company entered into a Stock Purchase Agreement to purchase all of the capital stock of Cosmofarm Ltd., a pharmaceutical wholesaler based in Athens, Greece. The principal of the selling shareholder is Panagiotis Kozaris, who will remain with Cosmofarm as a director and chief operating officer once it becomes a wholly-owned subsidiary of the Company. Grigorios Siokas, the Company’s CEO, shall become the new CEO of Cosmofarm. Mr. Kozaris had no prior relationship to the Company other than as an independent shareholder.

The purchase price payable in cash is €700,000. Closing of the acquisition is subject to satisfactory completion of due diligence, delivery of audited and interim financial statements of Cosmofarm subject to being audited by PCAOB auditors, no material adverse change in the business or financial condition of Cosmofarm, all necessary consents and approvals to complete the acquisition have been obtained and other customary closing conditions. As of June 30 2017, Cosmofarm is undergoing an audit of the company’s financial statements for the last two years by a PCAOB audit firm, the SPA has not closed and Cosmos has not paid the €700,000.

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of December 31, 2017, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations.

Operating Leases

The Company conducts its operations from an office located in Chicago, Illinois for which beginning in January 2015, the monthly rent expense is $709, which has been paid through December 31, 2017. The lease expired as of May 31, 2017, however, the Company has negotiated and entered into a two-year amendment to that lease that commenced as of June 1, 2017 through May 31, 2019. The monthly rate from June 1, 2017 through May 31, 2018 is $709 per month and increases to $730 per month from June 1, 2018 through May 31, 2019. Rent expense for the years ended December 31, 2017 and 2016, was $8,502 and $4,960, respectively.

The offices of Amplerissimo are located a t 9, Vasili, Michaelidi Street, 3026, Limassol, Cyprus. The Company had a one-year lease which commenced on July 29, 2013 and was last renewed through July 2018, at the rate of €110 ($124) per month. Rent expense for the years ended December 31, 2017 and 2016 was €1,320 ($1,492) and €1,320 ($1,462), respectively.

The offices of SkyPharm are located at 5, Agiou Georgiou Street 57001, Pylaia, Thessaloniki, Greece. The Company has a six-year lease that commenced on September 1, 2014 at the rate of €4,325 ($4,802) per month. In December 2015, the lease was revised to include an additional rental of the first floor at a rate of €800 ($886) per month. The lease was further revised in March 2016 to include another additional rental of the first floor at a rate of €800 ($886) per month beginning in May 2016. On May 30, 2016, the lease was revised again to include an additional rental of space at a rate of €1,825 ($2,021) per month beginning in June 2016. On March 23, 2017, SkyPharm entered into an additional three year lease at a rate of €1,250 per month that commenced May 2017As a result, the total monthly lease amount is now €7,750 ($8,758) per month. Rent expense for the years ended December 31, 2017 and 2016 was €103,000 ($116,400) and €80,675 ($89,323) respectively.

The offices of Decahedron are located at Unit 11, Spire Greene Centre, Harlow, CM19 5TR, Essex, U.K., for which we pay approximately ₤1,908 ($2,470) per month, under an amendment to a lease dated October 25, 2011, which commenced on October 25, 2016 and expires on October 24, 2021. Rent expense from the date of acquisition through December 31, 2017 was ₤20,992 ($27,180).

Future minimum operating lease commitments consisted of the following at December 31, 2017:

Year Ended December 31,	Amount (USD)
2018	$170,394
2019	$164,463
2020	$74,255
2021	$25,813
2022	$-
Thereafter	$-
$434,925

Intellectual Property Sale Agreement

On October 1, 2016, the Company entered into an Intellectual Property Sale Agreement with Anastasios Tsekas and Olga Parthenea Georgatsou (the “IPSA”) for the purchase of certain intellectual property rights relating to proprietary pharmaceutical formulas and any related technical information arising or related thereto (the “Intellectual Property”). The IPSA provides that the sellers shall be entitled to an aggregate of 200,000 shares of common stock of the Company, none of which have been issued to date, and issuable as follows in equal parts to each seller:

•	50,000 shares upon the successful conclusion of Preclinical Trials.
•	50,000 shares upon the conclusion of Phase I testing.
•	50,000 shares upon the conclusion of Phase II testing.
•	50,000 shares upon the conclusion of Phase III testing.

The Company has agreed to pay Anastasios Tsekas €1,500 per month until the first issuance of the shares referenced above. The Company has also agreed that in the event the Company disposes of the Intellectual Property prior to the periods referenced above, the sellers shall be entitled to the issuance of all the shares referenced above. The Company is in the process of locating a suitable lab to conduct the preclincal trial phase, which has not yet begun as of the date of filing.

Letter of Intent

On June 21, 2017, the Company signed a new Letter of Intent (LOI) to acquire the outstanding shares of CC Pharma GmbH, a leading re-importer of EU pharmaceuticals to Germany. Under the terms of the LOI, Cosmos Holdings holds the exclusive right to complete its due diligence process and complete the transaction by October 31, 2017. In connection with the non-binding LOI, the Company is required to pay a non-refundable fee of €400,000 ($454,800) to the shareholders of CC Pharma GmbH in connection with the costs of due diligence and the exclusive right to negotiate the terms of the definitive agreements. On July 6, 2017, the Company paid the €400,000 ($454,800) to CC Pharma GmbH and the Company has recorded an expense of €400,000 ($454,800) for the year ended December 31, 2017. The Company did not enter into any definitive agreements by December 31, 2017 and is currently negotiating with CC Pharma for an extension. The Company makes no assurances that the parties will enter into any definitive agreements in the future.

Placement Agreement

On August 8, 2017, the Company entered into an agreement with a third party placement agent (the “Agent”) who will serve as the Company’s exclusive placement agent or sole book running manager with respect to any offerings of equity or equity-linked securities as well as any debt offering with the two organizations named in the agreement (the “Offering”) for a period of 120 days. In the event that an Offering is agreed upon by the Agent and the Company, the Company shall provide payment as follows: (1) a cash commission of 6% of the total gross proceeds for two named investors (2) a cash commission of 4% of total gross proceeds from five named investors and (3) excluding the five named investors in “(2)” a cash commission equal to 8% of the total gross proceeds from the Offering and the issuance to the Agent or its designees of warrants covering 8% of the shares of common stock issued or issuable by the Company in the Offering. Additionally, the Agent will receive a cash fee of 8% payable within 5 business days, but only in the event of, the receipt by the Company of any cash proceeds from the exercise of any warrants with an expiration equal to or less than 24 months sold in the Offering. As of the year ended December 31, 2017 through the date of filing, there have been no such placements made.